Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

The Company utilizes the liability method of accounting for income taxes as set forth in FASB ASC Topic 740, “Income Taxes”. Under the liability method, deferred taxes are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using tax rates expected to be in effect during the years in which the difference turns around. The Company accounts for interest and penalties on income taxes as income tax expense. A valuation allowance is recorded when it is more likely than not that a tax benefit will not be realized. In determining the need for valuation allowances the Company considers projected future taxable income and the availability of tax planning strategies.

From inception to September 30, 2021, the Company has incurred net losses and, therefore, has no current income tax liability. The net deferred tax asset generated by these losses is fully offset by a valuation allowance as of September 30, 2021 and December 31, 2020. Management of the Company evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets and determined that it is more likely than not that the Company will not recognize the full benefits of the deferred tax assets.

The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. There are no uncertain tax positions at September 30, 2021 and December 31, 2020. The Company has not undergone any tax examinations since inception.

Note 15 - Income Taxes

The Company utilizes the liability method of accounting for income taxes as set forth in FASB ASC Topic 740, “Income Taxes”. Under the liability method, deferred taxes are determined based on differences between the financial statement and tax bases of assets and liabilities using tax rates expected to be in effect during the years in which the basis difference reverses. The Company accounts for interest and penalties on income taxes as income tax expense. A valuation allowances is recorded when it is more likely than not that a tax benefit will not be realized. In determining the need for valuation allowances the Company considers projected future taxable income and the availability of tax planning strategies.

The Company’s policy is to record interest and penalties on uncertain tax positions as a component of income tax expense. As of December 31, 2020, the Company has not recorded any uncertain tax positions and, therefore, has not incurred any interest or penalties. The Company is not currently under examination by any Federal or State authority and is no longer subject to federal or state examination for years prior to 2017.

A reconciliation of the statutory federal income tax expense (benefit) to the effective tax is as follows for the years ended December 31:

	2020	2019
Statutory rate – federal	21.0%	21.0%
Effect of:
State income tax, net of federal benefit	5.1	3.0
State NOL true-up	(1.1)	(2.0)
Goodwill impairment	-	(9.0)
Prior year true up	2.7	-
Other permanent differences	3.0	(1.0)
Change in valuation allowances	(30.7)	(13.0)
Income taxes	0.0%	0.0%

The Company’s financial statements contain certain deferred tax assets which have arisen primarily as a result of losses incurred that are considered start-up costs for tax purposes, as well as net deferred income tax assets resulting from other temporary differences related to certain reserves and differences between book and tax depreciation and amortization.

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the history of losses incurred by the Company, management believes it is not more likely than not that all of the deferred tax assets can be realized. Accordingly, the Company established and recorded a full valuation allowance on its net deferred tax assets of $12.5 million and $10.5 million as of December 31, 2020 and 2019, respectively.

Deferred tax assets and liabilities consist of the following at December 31:

	2020	2019
Deferred Tax Assets:
Federal and state net operating loss carry forwards	$9,512,596	$7,302,375
Capitalized start-up costs	2,210,392	2,483,736
Capitalized research and development costs	462,768	424,390
Patents	41,842	57,907
Share-based compensation	241,177	242,437
Other	112,376	25,405
Total gross deferred tax assets	12,581,151	10,536,250
Deferred Tax Liabilities
Right-of-use asset	(70,914)	—
Total gross deferred tax liabilities	(70,914)	—
Valuation Allowance	(12,510,237)	(10,536,250)
Net deferred tax assets	$—	—

Utilization of the net operating loss carryforwards is subject to a substantial annual limitation due to the “ownership change” limitations provided by Section 382 and 383 of the Internal Revenue Code of 1986, as amended, and other similar state provisions. Any annual limitation may result in the expiration of net operating loss carryforwards before utilization. As of December 31, 2020, the Company had $39.7 million of U.S. federal net operating loss carryforwards available to reduce future taxable income, of which $32.5 million will be carried forward indefinitely for U.S. federal tax purposes and $7.2 million will expire beginning in 2035 to 2037. The Company also has $26.0 million of U.S. state net operating loss carryforwards of which $25.3 million will be carried forward indefinitely and $.7 million that will expire beginning in 2035 to 2037.